Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 31,098	$ 29,795
Increase (decrease) through financing cash flows	20,664	2,301
Increase (decrease) through effect of changes in foreign exchange rates	(493)	915
Increase (decrease) through non-cash interest	4,687
Increase (decrease) through non-cash impact of amendment	(3,630)
Increase (decrease) through other changes	(3,312)	(2,893)
Liabilities arising from financing activities ending balance	49,014	31,098
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	6,622	5,745
Increase (decrease) through financing cash flows	985	2,600
Increase (decrease) through effect of changes in foreign exchange rates	(250)	915
Increase (decrease) through non-cash interest	151
Increase (decrease) through non-cash impact of amendment	0
Increase (decrease) through other changes	(1,146)	(2,728)
Liabilities arising from financing activities ending balance	6,362	6,622
Convertible debt and accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	17,063	16,338
Increase (decrease) through financing cash flows	3,202	0
Increase (decrease) through effect of changes in foreign exchange rates	0	0
Increase (decrease) through non-cash interest	4,435
Increase (decrease) through non-cash impact of amendment	(3,630)
Increase (decrease) through other changes	(1,347)	(165)
Liabilities arising from financing activities ending balance	19,723	17,063
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	0
Increase (decrease) through financing cash flows	13,595
Increase (decrease) through effect of changes in foreign exchange rates	(243)
Increase (decrease) through non-cash interest	101
Increase (decrease) through non-cash impact of amendment
Increase (decrease) through other changes	(819)
Liabilities arising from financing activities ending balance	12,634	0
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	7,413	7,712
Increase (decrease) through financing cash flows	2,882	(299)
Increase (decrease) through effect of changes in foreign exchange rates	0	0
Increase (decrease) through non-cash interest	0
Increase (decrease) through non-cash impact of amendment	0
Increase (decrease) through other changes	0	0
Liabilities arising from financing activities ending balance	$ 10,295	$ 7,413